Intellectual Property and Collaborative Agreements (Detail Textuals) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Aug. 31, 2013 Arcturus	Apr. 30, 2013 Tekmira	Nov. 30, 2012 Tekmira	Aug. 31, 2012 Novartis	Aug. 31, 2012 Monsanto	May 31, 2012 Monsanto	Oct. 31, 2012 ProNAi	Mar. 31, 2012 ProNAi	Dec. 31, 2013 Mirna Compounds	Nov. 30, 2012 Mirna	Oct. 31, 2012 Mirna	Dec. 31, 2011 Mirna
Intellectual Property And Collaborative Agreements [Line Items]
Payment received under license agreement	$ 0.8
Upfront payment received under license agreement			0.3	1.0		1.5		14.0	1.0			63.0
Additional payment received		0.2
Received for designated R&D and manufacturing services					0.05
Reduction of a fee in exchange for accelerated payment recorded as a decrease in revenue and accounts receivable							0.2
Agreement termination period									60 days
Phase 1 clinical development milestone										0.15	0.25
Number of compounds									3
Future additional selection upfront payment									$ 0.5